Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net
6.	Intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
Gross carrying amount
Agency contract rights (1)	218,974,843	159,701,258
Licensed copyrights of content	55,377,358	67,072,231
Brand name	41,207,663	41,906,429
Software	21,063,281	24,272,306
Platform	10,099,917	10,271,184
License for Online Transmission of Audio/Video Programs	7,988,748	7,988,748
Others	5,760,599	6,039,349
Total of gross carrying amount	360,472,409	317,251,505
Less: accumulated amortization
Agency contract rights	(179,904,671)	(105,730,346)
Licensed copyrights of content	(32,485,850)	(16,451,950)
Brand name	(17,341,557)	(41,906,429)
Software	(11,184,034)	(17,614,761)
Platform	(8,670,779)	(10,271,184)
Others	(4,162,083)	(4,582,697)
Total of accumulated amortization	(253,748,974)	(196,557,367)
Intangible assets, net	106,723,435	120,694,138
(1)	The agency contract rights, which represent prepayment of cooperation costs to top streamers, acquired during the years ended December 31, 2022 and 2023 are RMB15,136,791 and RMB47,358,491, respectively, with weighted average amortization period of 3 years and 4.6 years.

Amortization expenses were RMB70,456,937, RMB75,650,610 and RMB90,827,064 for the years ended December 31, 2021, 2022 and 2023 respectively. The Group expects to record amortization expenses in the future 5 years as below:

Future
amortization
expenses
RMB
2024	76,387,686
2025	12,425,185
2026	8,130,401
2027	7,765,246
2028 and thereafter	7,996,872
Total	112,705,390

The weighted average amortization periods of intangible assets as of December 31, 2022 and 2023 are as below:

As of December 31,
	2022	2023
Brand name	10 years	10 years
Agency contract rights	3.6 years	4.3 years
Platform	5 years	5 years
Software	3.5 years	3.3 years
Others	3.2 years	3.2 years